Interest On Pension And Other Post-Employment Benefit Obligations	12 Months Ended
Mar. 31, 2022
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Interest On Pension And Other Post-Employment Benefit Obligations
11.	INTEREST ON PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

Interest on pension and other post-employment benefit obligations is comprised of:
Interest on defined benefit pension obligation (Note 22)	$3.6	$7.4	$8.4
Interest on other post-employment benefit obligation (Note 23)	8.0	9.6	8.9

	$11.6	$17.0	$17.3